Lease Liabitity - Schedule of Maturity Analysis of the Lease Liability (Details) - Lease Liability [Member]	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)
Schedule of Maturity Analysis of the Lease Liability [Line items]
Gross lease liabilities		د.إ 905,660		د.إ 1,409,686
Less: Future interest		(14,187)		(28,820)
Net lease liabilities	$ 242,775	891,473	$ 376,053	1,380,866
Amount in USD (in Dollars)	242,775	891,473	376,053	1,380,866
Within 1 year [Member]
Schedule of Maturity Analysis of the Lease Liability [Line items]
Gross lease liabilities		746,816		900,475
Less: Future interest		(13,527)		(23,657)
Net lease liabilities	199,697	733,289	238,785	876,818
Amount in USD (in Dollars)	199,697	733,289	238,785	876,818
Within 2 years [Member]
Schedule of Maturity Analysis of the Lease Liability [Line items]
Gross lease liabilities		158,844		509,211
Less: Future interest		(660)		(5,163)
Net lease liabilities	43,078	158,184	137,268	504,048
Amount in USD (in Dollars)	$ 43,078	د.إ 158,184	$ 137,268	د.إ 504,048